Revenue Contract with Customer, Asset and Liability (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020	Apr. 30, 2019
Revenue from Contract with Customer [Abstract]
Recognition of Deferred Revenue	$ (270)	$ (3,080)
Deferred Revenue, Additions	5,173	12,515
New Deferrals of Franchise and AD Fees	0	11,278
Financing Receivable, before Allowance for Credit Loss	15,000	28,240
Deferred Revenue	4,903	25,616
Deferred AD Fees and Franchise Fees at beginning of period	4,903	25,616	$ 0
Accounts Receivable, Sale	$ 21,076	$ 38,444